Commitments and Contingencies (Future Minimum Ground Lease Payments) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016		$ 895
2017	$ 921	900
2018	903	882
2019	902	882
2020	674	653
Thereafter	4,975	4,873
Total	8,604	$ 9,085
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 229